Note 5 - Fair Value of Financial Instruments - Assets Measured on Recurring Basis (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
Total	$ 76,576,286	$ 77,554,999
Money Market Funds [Member]
Total	5,774,385	3,951,032
Corporate Bond Securities [Member]
Total	70,801,901	73,603,967
Fair Value, Measurements, Recurring [Member]
Total	76,576,286	77,554,999
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Total	5,774,385	3,951,032
Fair Value, Measurements, Recurring [Member] | Corporate Bond Securities [Member]
Total	70,801,901	73,603,967
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Total	5,774,385	58,469,001
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Total	5,774,385	3,951,032
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate Bond Securities [Member]
Total		54,517,969
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Total	70,801,901	19,085,998
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Total
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate Bond Securities [Member]
Total	$ 70,801,901	$ 19,085,998